Details of Significant Accounts - Share capital, narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 29, 2023 shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Share capital
Authorized capital | $		$ 82,000	$ 82	$ 82
Shares reserved for employee stock options (in shares)		30,000,000	30,000,000	30,000,000
Capital stock | $		$ 10,185	$ 10,185	$ 10,192
Shares retired (in shares)		16,388,000
Number of shares surrendered by shareholder (in shares)		27,000
Ordinary shares (in USD per share) | $ / shares			$ 0.1	$ 0.1
Number of class B ordinary share convertible into class A ordinary share (in shares)		1
Perfect Class A Ordinary Shares
Share capital
Number of shares authorized (in shares)		700,000,000	700,000,000	700,000,000
Capital stock | $		$ 8,506	$ 8,506
Number of shares of ordinary stock (in shares)		85,060,000	85,060,000	85,128,000
Shares retired (in shares)			68,000	16,347,000
Number of shares surrendered by shareholder (in shares)	27,000
Ordinary shares (in USD per share) | $ / shares		$ 0.1	$ 0.1
Number of votes per share | Vote		1
Perfect Class B Ordinary Shares
Share capital
Number of shares authorized (in shares)		90,000,000	90,000,000	90,000,000
Capital stock | $		$ 1,679	$ 1,679
Number of shares of ordinary stock (in shares)		16,789,000	16,789,000	16,789,000
Shares retired (in shares)			0	0
Ordinary shares (in USD per share) | $ / shares		$ 0.1	$ 0.1
Number of votes per share | Vote		10